PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES (Details) - Third parties - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Deductible VAT	$ 38,666	$ 34,523
Prepayments to third-party suppliers	24,691	20,903
Contract costs	13,577	3,492
Deposits	2,868	3,417
Interest receivable	1,947	5,130
Others	5,309	5,222
Less: Allowance for credit losses	(14)	(146)
Total	$ 87,044	$ 72,541